UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 16, 2007 to September 17, 2007


Commission File Number of issuing entity: 333-117573-05


                   Origen Manufactured Housing Contract Trust
                       Collateralized Notes, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On September 17, 2007 a distribution was made to holders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the September 17, 2007 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     September 19, 2007

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the September 17, 2007 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               September 17, 2007
                               -----------------

                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Repossession Totals ........................................................ 4
Bankruptcy Group Total Report .............................................. 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                  Chicago, Illinois 60606 / Fax: (312) 267-5210
                     Email: krrichardson@bankofny.com


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               September 17, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                               ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED    PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL            INTEREST         TOTAL        LOSSES   INTEREST    BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
  A1       91,889,000.00    86,886,651.23  2,033,652.16       462,046.92      2,495,699.08        0.00       0.00    84,852,999.07
  A2       92,500,000.00    92,500,000.00          0.00       470,593.75        470,593.75        0.00       0.00    92,500,000.00
  CERT              0.00             0.00          0.00       585,649.33        585,649.33        0.00       0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------------
 TOTALS    184,389,000.00   179,386,651.23  2,033,652.16    1,518,290.00      3,551,942.16        0.00       0.00   177,352,999.07
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
  A1       68620CAA8         945.56096192      22.13161706        5.02831590       27.15993296     923.42934486         5.801250%
  A2       68620CAB6       1,000.00000000       0.00000000        5.08750000        5.08750000   1,000.00000000         5.550000%
-----------------------------------------------------------------------------------------------------------------------------------
 TOTALS                      972.87067683      11.02914035        8.23416798       19.26330833     961.84153648
-----------------------------------------------------------------------------------------------------------------------------------


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               September 17, 2007
                          -----------------------------

Beginning Collection Period                                                                                           08/01/07
Ending Collection Period                                                                                              08/31/07
Distribution Date                                                                                                     09/17/07

Actual Available for Distribution                                                                                 3,507,999.03

Section 7.05(a)(i)        Principal Payment Allocable to Holders                                                  2,033,652.16

Section 7.05(a)(ii)       Interest Payment Allocable to Holders                                                     932,640.67

Section 7.05(a)(iii)      Servicing Fee                                                                             199,602.70
                          Indenture Trustee Fee                                                                       2,744.89
                          Indenture Trustee Expenses                                                                  1,003.30
                          Owner Trustee Fee                                                                               0.00
                          Broker Agent Fee                                                                           21,197.92
                          Auction Agent Fee                                                                               0.00

Section 7.05(a)(iv)       Note Insurer Premium                                                                       37,244.13
                          Swap Fixed Payment                                                                        816,568.04
                          Swap Floating Paymen                                                                      922,701.40
                          Swap Payment In                                                                           106,133.36
                          Swap Payment Out                                                                                0.00

Section 7.05(a)(v)        Beginning Balance of Contracts                                                        195,420,546.88
                          Ending Balance of Contracts                                                           193,386,894.72

Section 7.05(a)(v)        Beginning Number of Contracts                                                                  3,353

Section 7.05(a)(v)        Ending Number of Contracts                                                                     3,332
                          Weighted Average Remaining Maturity - Original                                                230.03
                          Weighted Average Remaining Term - Current                                                     220.13
                          Weighted Average Contract Rate:                                                               9.410%

Section 7.05(a)(vi)       Number and Aggregate Principal Amounts of Contracts in Delinquency inlcuding Repossessions

                          Delinquency Totals
                          Group Totals
                             Period      Number   Principal Balance   Percentage
                           30-59 days      9            312,180.18       0.16%
                           60-89 days      4            259,459.03       0.13%
                            90+days        5            181,037.39       0.09%
                             Total        18            752,676.60       0.39%

Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                                      Repossession Totals
                             Number of         Principal      Percentage
                             Loans             Balance
                                1              23,777.90       0.01%

Number and Aggregate Principal Amounts of Contracts in Inventory

                                          Repossession Totals
                              Number of      Principal Balance  Percentage
                               Loans
                                  2               55,886.33       0.03%

Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                                     Bankruptcy Group Total Report
                             Number of        Principal         Percentage
                              Loans            Balance

                                4               230,442.55       0.12%

Section 7.05(a)(viii)        Principal Prepayments                                                                     1,516,608.95

                             Liquidation Proceeds                                                                              0.00

Section 7.05(a)(ix)          Realized Losses
                             Current Period                                                                                    0.00
                             Cumulative                                                                                        0.00

Section 7.05(a)(x)           Adjusted Note Balances
                             Class A                                                                                 179,386,651.23

Section 7.05(a)(xi)          Interest Payment Amount
                             Interest Distribution - A-1                                                                 462,046.92
                             Available Funds Cap Carry-Forward Paid - A-1                                                      0.00
                             Available Funds Cap Carry-Forward Amount Remaining - A-1                                          0.00

                             Interest Distribution - A-2                                                                 470,593.75
                             Available Funds Cap Carry-Forward Paid - A-2                                                      0.00
                             Available Funds Cap Carry-Forward Amount Remaining - A-2                                          0.00

Reserve Account Balance                                                                                                   50,000.00

                             Beginning Balance of Overcollateralization Amount                                        16,033,895.65
Section 7.05(a)(xii)         Overcollateralization Target Amount                                                      16,033,895.65

Section 7.05(a)(xiii)        Overcollateralization Amount                                                             16,033,895.65

Section 7.05(a)(xiv)         Trust Certificate Distribution                                                              585,649.33

Expense Paid to LLC and DRS                                                                                                    0.00
Servicing Fee Adjustment                                                                                                  84,571.40
Miscellaneous Servicing Expenses                                                                                               0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.
